Allowance For Credit Losses (Tables)	3 Months Ended
Mar. 31, 2011
Allowance For Credit Losses (Tables) [Abstract]
Allowance for Loan Losses

	2011				2010
Three months		Consumer,				Consumer,
ended March 31,		excluding				excluding
(in millions)	Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

Allowance for loan losses
Beginning balance at January 1,	$4,761	$16,471	$11,034	$32,266	$7,145	$14,785	$9,672	$31,602
Cumulative effect of change in accounting principles(a)	—	—	—	—	14	127	7,353	7,494
Gross charge-offs	253	1,460	2,631	4,344	1,014	2,555	4,882	8,451
Gross (recoveries)	(88)	(131)	(405)	(624)	(55)	(116)	(370)	(541)

Net charge-offs	165	1,329	2,226	3,720	959	2,439	4,512	7,910

Provision for loan losses	(359)	1,329	226	1,196	(257)	3,736	3,512	6,991
Other	(3)	4	7	8	(1)	3	7	9

Ending balance at March 31	$4,234	$16,475	$9,041	$29,750	$5,942	$16,212	$16,032	$38,186

Allowance for loan losses by impairment methodology
Asset-specific(b)(c)(d)	$1,030	$1,067	$3,819	$5,916	$1,557	$911	$5,402	$7,870
Formula-based(d)	3,204	10,467	5,222	18,893	4,385	12,490	10,630	27,505
PCI	—	4,941	—	4,941	—	2,811	—	2,811

Total allowance for loan losses	$4,234	$16,475	$9,041	$29,750	$5,942	$16,212	$16,032	$38,186

Loans by impairment methodology
Asset-specific	$4,498	$7,254	$9,236	$20,988	$6,286	$4,406	$11,020	$21,712
Formula-based	225,094	242,979	115,555	583,628	203,818	263,641	138,240	605,699
PCI	56	70,765	—	70,821	107	79,323	—	79,430

Total retained loans	$229,648	$320,998	$124,791	$675,437	$210,211	$347,370	$149,260	$706,841

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result, $7.4 billion, $14 million and $127 million, respectively, of allowance for loan losses were recorded on-balance sheet with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a TDR.

(c)	At March 31, 2011 and 2010, the asset-specific consumer, excluding credit card allowance for loan losses included TDR reserves of $970 million and $754 million, respectively. The asset-specific credit card allowance for loan losses is related to loans modified in TDRs.

(d)	Prior period has been revised to reflect the reclassification of the Firm’s allowance for loan losses on all impaired credit card loans from formula-based into asset-specific allowance.

Allowance for lending related commitments

	2011				2010
		Consumer,				Consumer,
Three months ended March 31,		excluding				excluding
(in millions)	Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

Allowance for lending-related commitments
Beginning balance at January 1,	$711	$6	$—	$717	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	—	—	—	—	(18)	—	—	(18)
Provision for lending-related commitments	(27)	—	—	(27)	21	(2)	—	19
Other	(2)	—	—	(2)	—	—	—	—

Ending balance at March 31	$682	$6	$—	$688	$930	$10	$—	$940

Allowance for lending-related commitments by impairment methodology
Asset-specific	$184	$—	$—	$184	$296	$—	$—	$296
Formula-based	498	6	—	504	634	10	—	644

Total allowance for lending-related commitments	$682	$6	$—	$688	$930	$10	$—	$940

Lending-related commitments by impairment methodology
Asset-specific	$895	$—	$—	$895	$1,552	$—	$—	$1,552
Formula-based	354,666	64,560	565,813	985,039	325,369	72,243	556,207	953,819

Total lending-related commitments	$355,561	$64,560	$565,813	$985,934	$326,921	$72,243	$556,207	$955,371

Impaired collateral-dependent loans
Net charge-offs	$20	$25	$—	$45	$113	$126	$—	$239
Loans measured at fair value of collateral less cost to sell	715	864 (b)	—	1,579	1,069	545 (b)	—	1,614

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-administered multi-seller conduits. As a result, related assets are now primarily recorded in loans and other assets on the Consolidated Balance Sheets.

(b)	Includes collateral-dependent residential mortgage loans that are charged off to the fair value of the underlying collateral. These loans are considered collateral-dependent under regulatory guidance because they involve modifications where an interest-only period is provided or a significant portion of principal is deferred.